Summary of Effects of Offsetting Derivative Assets and Derivative Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	¥ 11,887	¥ 21,862
Financial instruments, Derivative asset	5,619	8,458
Cash collateral, Derivative asset
Net amounts, Derivative asset	6,268	13,404
Gross amounts presented in the consolidated balance sheet, Derivative liability	30,549	41,998
Financial instruments, Derivative liability	22,058	22,921
Cash collateral, Derivative liability
Net amounts, Derivative liability	8,491	19,077
Subject to master netting arrangement
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	9,386	18,954
Financial instruments, Derivative asset	5,619	8,458
Cash collateral, Derivative asset
Net amounts, Derivative asset	3,767	10,496
Gross amounts presented in the consolidated balance sheet, Derivative liability	28,017	39,371
Financial instruments, Derivative liability	22,058	22,921
Cash collateral, Derivative liability
Net amounts, Derivative liability	5,959	16,450
Not subject to master netting arrangement
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	2,501	2,908
Net amounts, Derivative asset	2,501	2,908
Gross amounts presented in the consolidated balance sheet, Derivative liability	2,532	2,627
Net amounts, Derivative liability	¥ 2,532	¥ 2,627